Note 7 Base scenario of GDP, unemployment rate and HPI for the main geographies (Details) - Base scenario [Member]	Dec. 31, 2025	Dec. 31, 2024
SPAIN | 2024 [Member]
Macroeconomic variables [Line Items]
GDP		3.09%
Unemployment		11.43%
HPI		2.99%
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.90%	2.29%
Unemployment	10.58%	10.75%
HPI	8.24%	4.32%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.39%	1.69%
Unemployment	9.95%	10.35%
HPI	6.67%	2.99%
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.03%	1.86%
Unemployment	9.60%	9.95%
HPI	3.35%	2.24%
SPAIN | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	1.96%	1.80%
Unemployment	9.30%	9.55%
HPI	1.61%	1.61%
SPAIN | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	1.96%	1.80%
Unemployment	9.05%	9.25%
HPI	1.20%	1.41%
SPAIN | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	1.99%
Unemployment	8.80%
HPI	1.04%
MEXICO | 2024 [Member]
Macroeconomic variables [Line Items]
GDP		1.24%
Unemployment		2.75%
HPI		4.57%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	0.67%	0.99%
Unemployment	2.75%	3.13%
HPI	4.81%	4.85%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.25%	1.64%
Unemployment	3.08%	3.25%
HPI	4.38%	4.21%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	1.71%	1.70%
Unemployment	3.13%	3.17%
HPI	4.00%	4.23%
MEXICO | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	1.80%	1.87%
Unemployment	3.06%	3.08%
HPI	3.89%	4.36%
MEXICO | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	1.86%	1.87%
Unemployment	3.01%	3.04%
HPI	3.88%	4.55%
MEXICO | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	1.90%
Unemployment	3.12%
HPI	3.72%
TURKEY | 2024 [Member]
Macroeconomic variables [Line Items]
GDP		3.18%
Unemployment		8.80%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.75%	2.48%
Unemployment	8.53%	10.46%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.97%	4.52%
Unemployment	9.23%	10.73%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	5.46%	4.18%
Unemployment	9.35%	10.58%
TURKEY | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.20%	4.11%
Unemployment	9.75%	10.52%
TURKEY | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	4.06%	4.01%
Unemployment	10.00%	10.51%
TURKEY | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	4.03%
Unemployment	10.00%
PERU | 2024 [Member]
Macroeconomic variables [Line Items]
GDP		3.10%
Unemployment		6.59%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.34%	2.67%
Unemployment	5.98%	6.59%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.09%	2.70%
Unemployment	6.10%	6.57%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.58%	2.75%
Unemployment	6.07%	6.52%
PERU | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.78%	2.45%
Unemployment	6.00%	6.47%
PERU | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	2.67%	2.41%
Unemployment	5.95%	6.42%
PERU | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	2.63%
Unemployment	5.90%
ARGENTINA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP		(3.76%)
Unemployment		10.38%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	4.47%	5.48%
Unemployment	8.18%	8.80%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.02%	4.47%
Unemployment	8.10%	7.55%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.04%	3.48%
Unemployment	7.33%	6.58%
ARGENTINA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.99%	3.54%
Unemployment	6.43%	5.85%
ARGENTINA | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	3.04%	3.48%
Unemployment	5.60%	5.35%
ARGENTINA | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	2.99%
Unemployment	4.83%
COLOMBIA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP		1.96%
Unemployment		10.20%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.68%	2.49%
Unemployment	8.64%	10.34%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.81%	3.19%
Unemployment	8.70%	10.26%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.76%	2.92%
Unemployment	8.78%	9.81%
COLOMBIA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.98%	2.96%
Unemployment	8.76%	9.36%
COLOMBIA | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	3.13%	2.99%
Unemployment	8.96%	8.86%
COLOMBIA | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	3.22%
Unemployment	9.06%